Common Stock - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 Vote $ / shares shares	Jun. 30, 2020 shares	Dec. 31, 2018 shares
Temporary Equity Disclosure [Abstract]
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	36,444,732	36,446,853	28,055,344
Common stock, shares outstanding	36,444,732	36,446,853	28,055,344
Number of votes entitled for each share of common stock | Vote	1
Common stock dividends declared | $ / shares	$ 0
Common stock dividends paid | $ / shares	$ 0